Long-Term Debt, Net - Summary of Long-term debt, net (Detail) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2018
Maturity		185 days
Long-Term Debt, Net		$ 707,231	$ 712,833
Less: Unamortized debt issuance costs			(11,400)	$ (31,000)
Less: Current portion of Other Loans		(37,534)	(13,114)	(2,862)
Total long-term debt, net		$ 659,446	$ 688,356	$ 1,389,431
Maximum [Member]
Maturity				2028 years
Interest Rate				2.60%
Minimum [Member]
Maturity				2020 years
Interest Rate				1.70%
Senior Notes [Member]
Maturity		2025 years	2025 years
Interest Rate		7.875%	7.875%		7.875%
Outstanding principal balance		$ 669,000	$ 669,000	$ 669,000
Long-Term Debt, Net		658,749	657,637	655,547
Less: Unamortized debt issuance costs		(10,251)	$ (11,363)	(13,453)
424 Fifth Venture Loans - Mortgage Loan [Member]
Maturity	[1]		2022 years
Interest Rate	[2]		3.45%
Long-Term Debt, Net				335,750
424 Fifth Venture Loans - Senior Mezzanine Loan [Member]
Maturity	[1]		2022 years
Interest Rate	[2]		5.27%
Long-Term Debt, Net				100,725
424 Fifth Venture Loans - Junior Mezzanine Loan [Member]
Maturity	[1]		2022 years
Interest Rate	[2]		7.40%
Long-Term Debt, Net				222,336
424 Fifth Venture Loans [Member]
Long-Term Debt, Net				641,273
Less: Unamortized debt issuance costs		(685,000)	$ (685,000)	(17,538)
Other Loans [Member]
Outstanding principal balance		38,231	43,833	95,473
Less: Current portion of Other Loans		(37,534)	(13,114)	(2,862)
Total long-term debt, net		$ 697	$ 30,719	$ 92,611
Other Loans [Member] | Maximum [Member]
Maturity		2022 years	2022 years
Interest Rate		3.00%	3.00%	6.20%
Other Loans [Member] | Minimum [Member]
Maturity		2021 years	2021 years
Interest Rate		2.50%	2.50%	2.50%

[1]	The original maturity date excluded two one-year extension options subject to extension fees and certain conditions that were available prior to the repayment of these loans in March 2020.
[2]	The 424 Fifth Venture loan agreements included a LIBOR floor of 2.513% and a LIBOR cap of 4%. The LIBOR interest rate cap was scheduled to expire on February 9, 2021 prior to the termination of these contracts in March 2020 in conjunction with the repayment of the underlying loans.